Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
At December 31, 2018, future minimum lease payments under non-cancellable operating leases were as follows:

Minimum Lease Payments
(in thousands)
2019	$15,287
2020	15,105
2021	14,138
2022	13,412
2023	12,340
Thereafter	53,734
Total minimum lease payments	$124,016

Schedule of rent expense
Rent expense was as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Rent expense	$1,088	$12,688	$16,298	$18,249	$4,430	$4,379